Acquisitions	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Business Combinations [Abstract]
ACQUISITIONS
13.	ACQUISITIONS

The Company is the largest chain of hydroponic garden centers in North America and is a leading marketer and distributor of nutrients, growing media, advanced indoor and greenhouse lighting, ventilation systems and accessories for hydroponic gardening. Our acquisition strategy is to acquire well established profitable hydroponic garden centers in markets where the Company does not have a market presence or in markets where it is increasing its market presence. The Company accounts for acquisitions in accordance with ASC 805 "Business Combinations." Assets acquired and liabilities assumed are recorded in the accompanying consolidated balance sheets at their estimated fair values, as of the acquisition date. For all acquisitions, the preliminary allocation of the purchase price was based upon a preliminary valuation, and the Company's estimates and assumptions are subject to change within the measurement period as valuations are finalized. The Company has not made any adjustments to the preliminary valuations.

On February 26, 2020 we acquired certain assets of Health & Harvest LLC in a transaction valued at approximately $2.85 million. Acquired goodwill of approximately $1,750,600 represents the value expected to rise from organic growth and an opportunity to expand into a well-established market for the Company. Cash consideration was funded from the Company's existing working capital. Transaction costs incurred in connection with this acquisition were not significant.

The table below represents the allocation of the purchase price to the acquired net assets during the three months ended March 31, 2020.

Health & Harvest LLC
Inventory	$1,052,500
Prepaids and other current assets	-
Furniture and equipment	50,000
Right to use asset	192,600
Lease liability	(192,600)
Goodwill	1,750,600
Total	$2,852,500

The table below represents the consideration paid for the net assets acquired in business combinations.

Health & Harvest LLC
Cash	$1,750,000
Common stock	1,102,500
Total	$2,852,500

The following table discloses the date of the acquisitions noted above and the revenue and earnings included in the consolidated income statement from the date of acquisition to the period ended March 31, 2020.

Health & Harvest LLC
Acquisition date	2/26/2020
Revenue	$559,340
Earnings	$112,882

The following represents the pro forma consolidated income statement as if the acquisitions had been included in the consolidated results of the Company for the entire period for the three months ended March 31, 2019.

Pro forma consolidated income statement:

March 31, 2019
Revenue	$1,365,700
Earnings	$19,200

The table below represents the allocation of the preliminary purchase price to the acquired net assets during the three months ended March 31, 2019.

	Chlorophyll	Reno Hydroponics	Palm Springs Hydroponics	Total
Inventory	$1,441,000	$238,000	$465,500	$2,144,500
Prepaids and other current assets	22,000	-		22,000
Furniture and equipment	100,000	25,000	25,000	150,000
Right to use asset	702,000	-	329,300	1,031,300
Lease liability	(702,000)	-	(329,300)	(1,031,300)
Goodwill	2,596,100	516,300	554,000	3,666,400
Total	$4,159,100	$779,300	$1,044,500	$5,982,900

The table below represents the consideration paid for the net assets acquired in business combinations for the period ended March 31, 2019.

	Chlorophyll	Reno Hydroponics	Palm Springs Hydroponics	Total
Cash	$3,659,100	$525,000	$800,000	$4,984,100

Common stock	500,000	254,300	244,500	998,800
Total	$4,159,100	$779,300	$1,044,500	$5,982,900

The following table discloses the date of the acquisitions noted above and the revenue and earnings included in the consolidated income statement from the date of acquisition to the period ended March 31, 2019.

	Chlorophyll	Reno Hydroponics	Palm Springs Hydroponics	Total
Acquisition date	1/21/2019	2/11/2019	2/7/2019
Revenue	$3,450,600	$1,594,900	$121,500	$5,167,000
Earnings	$613,000	$165,300	$5,800	$784,100

The following represents the proforma consolidated income statement as if the acquisitions had been included in the consolidated results of the Company for the entire period for the three months ended March 31, 2018.

Pro forma consolidated income statement

March 31, 2018
Revenue	$2,088,200
Earnings	$389,100

14.	ACQUISITIONS

The Company accounts for acquisitions in accordance with ASC 805 "Business Combinations." Assets acquired and liabilities assumed are recorded in the accompanying consolidated balance sheets at their estimated fair values, as of the acquisition date. For all acquisitions, the preliminary allocation of the purchase price was based upon a preliminary valuation, and the Company's estimates and assumptions are subject to change within the measurement period as valuations are finalized. The Company has not made any adjustments to the preliminary valuations. The table below represents the allocation of the preliminary purchase price to the acquired net assets during the year ended December 31, 2019.

	Grow World LLC	Grand Rapids Hydro	Green Life Garden	Chlorophyll	Reno Hydroponics	Palm Springs Hydroponics	Total
Inventory	$553,900	$1,453,100	$1,038,600	$1,441,000	$238,000	$465,500	$5,190,100
Prepaids and other current assets	-		14,100	22,000	-		36,100
Furniture and equipment	35,000	50,000	100,000	100,000	25,000	25,000	335,000
Goodwill	696,900	2,376,900	2,305,900	2,596,100	516,300	554,000	9,046,100
Total	$1,285,800	$3,880,000	$3,458,600	$4,159,100	$779,300	$1,044,500	$14,607,300

The table below represents the consideration paid for the net assets acquired in business combinations.

	Grow World LLC	Grand Rapids Hydro	Green Life Garden	Chlorophyll	Reno Hydroponics	Palm Springs Hydroponics	Total
Cash	$1,000,000	$2,350,000	$2,647,700	$3,659,100	$525,000	$800,000	$10,981,800
Common stock	285,800	1,530,000	810,900	500,000	254,300	244,500	3,625,500
Total	$1,285,800	$3,880,000	$3,458,600	$4,159,100	$779,300	$1,044,500	$14,607,300

The following table discloses the date of the acquisitions noted above and the revenue and earnings included in the consolidated income statement from the date of acquisition to the period ended December 31, 2019.

	Grow World LLC	Grand Rapids Hydro	Green Life Garden	Chlorophyll	Reno Hydroponics	Palm Springs Hydroponics	Total
Acquisition date	12/16/19	9/3/2019	5/14/2019	1/21/2019	2/11/2019	2/7/2019
Revenue	$153,900	$2,412,700	$4,829,800	$6,030,500	$2,106,900	$3,075,300	$18,609,100
Earnings	$6,400	$444,500	$998,700	$936,600	$366,742	$651,400	$3,404,342

The following represents the unaudited pro forma consolidated income statement as if the acquisitions had been included in the consolidated results of the Company for the year ended December 31, 2018. These unaudited pro forma results are presented for information purposes only and are not necessarily indicative of what the actual results of operations of the combined company would have been if the acquisition had occurred at the beginning of the earliest period presented, nor are they indicative of future results of operations.

December 31, 2018
Revenue	$59,650,900
Earnings	$(2,087,900)